Accrued compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2011
Accrued compensation and benefits [Abstract]
Schedule of accrued compensation and benefits
Accrued compensation and benefits expenses consist of the following (in thousands):

	December 31,
	2010	2011
Accrued severance benefits	$-	$1,774
Other accrued compensation and benefits	1,291	580
	$1,291	$2,354